Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3	Jun. 30, 2022
Market and income approach | Measurement Input, Discount Rate | Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	16.5
Contingent Consideration Payable | Discounted cashflow | Measurement Input Weighted Average Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	7.1